First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.782.8380

SEMI-ANNUAL REPORT – 6/30/2007

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ADVISOR II, SCUDDER GATEWAY ELITE, SCUDDER GATEWAY PLUS AND SCUDDER GATEWAY INCENTIVE

September 10, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Separate Account KG 1940 Act Registration Number: 811-7769 1933 Act Registration Numbers: 333-63089, 333-90541, 333-10285, 333-54220, 333-76120 CIK: 0001019143 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KG, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	896435	August 23, 2007
The Alger American Fund	832566	August 22, 2007
Credit Suisse Trust	941568	September 4, 2007
Dreyfus Investment Portfolios	1056707	August 15, 2007
The Dreyfus Socially Responsible Growth Fund, Inc.	890064	August 14, 2007
DWS Investment VIT Funds	1006373	August 17, 2007 August 17, 2007
DWS Variable Series I	764797	August 22, 2007
DWS Variable Series II	810573	August 23, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772

Signing on behalf of First Allmerica Financial Life Insurance Company pursuant to Power of Attorney dated April 2, 2007